Schedule of Investments

December 31, 2024 (unaudited)

	Shares	Value
77.74% COMMON STOCK
32.60% BRAZIL
Ambev SA ADR	252,000	$466,200
Banco Bradesco SA ADR	249,079	475,741
Gerdau SA ADR	136,544	393,247
Itau Unibanco Holding SA ADR	66,752	331,090
Lojas Renner SA	249,150	488,794
Nu Holdings Ltd.(A)	17,000	176,120
Petroleo Brasileiro SA ADR	36,250	466,175
Raia Drogasil SA(A)	51,050	181,795
Sendas Distribuidora SA ADR	12,444	55,625
Sendas Distribuidora SA	259,000	236,032
Suzano SA ADR	52,000	526,240
TOTVS SA	84,950	367,832
Vale SA ADR(A)	48,300	428,421
XP, Inc.(A)	36,415	431,518
		5,024,830
14.98% CHILE
Aguas Andinas SA	559,542	168,505
Banco de Crédito e Inversiones	13,343	370,282
Banco Itaú Chile(A)	40,006	408,900
Banco Santander Chile	8,201,452	390,064
Cencosud SA	227,556	503,379
SMU SA	2,904,500	466,986
		2,308,116
3.40%	COLOMBIA
	Bancolombia SA ADR	16,620	523,696
3.47%	LUXEMBOURG
	Globant SA(A)	2,497	535,407

OTG LATIN AMERICA FUND

Schedule of Investments

December 31, 2024 (unaudited)

	Shares	Value
12.45% MEXICO
America Movil S.A.B. de C.V. ADR	14,370	$205,635
America Movil S.A.B. de C.V.	372,000	266,721
Arca Continental S.A.B. de C.V.	16,818	139,159
Cemex S.A.B. de C.V. ADR	105,800	596,712
Fomento Economico Mexicano SAB ADR(A)	1,700	145,333
Wal Mart de Mexico S.A.B. de C.V.	214,900	565,619
		1,919,179
9.92% PERU
Alicorp S.A.A.	73,511	135,012
Complete Cementos Pacasmayo S.A.A.	150,000	168,889
Ferreycorp S.A.A.	450,633	351,448
InRetail Peru Corp.	10,729	340,646
Intercorp Financial Services, Inc.	18,149	532,492
		1,528,487
0.92%	UNITED STATES
	The Boeing Co(A)	800	141,600
77.74%	TOTAL COMMON STOCK		11,981,315
4.09%	DEBT SECURITIES
1.64%	PERU
	Peru LNG 03/22/2030 5.375%	275,010	253,629

OTG LATIN AMERICA FUND

Schedule of Investments

December 31, 2024 (unaudited)

		Shares	Value
2.45%	UNITED STATES
	Bank of America NA 08/18/2025 5.650%	15,000	$15,081
	BNP Paribas SA 05/20/2027 0.000%	200,000	168,180
	HSBC Bank plc 04/02/2026 0.000%	214,000	194,141
			377,402
4.09%	TOTAL DEBT SECURITIES		631,031
15.45%	MONEY MARKET FUND
	Morgan Stanley Institutional Liquid Government Fund 4.432%	2,380,330	2,380,330
97.28%	TOTAL INVESTMENTS		14,992,676
2.72%	Other assets, net of liabilities		419,538
100.00%	NET ASSETS		$15,412,214

(A)Non-income producing

(B)Effective 7 day yield as of December 31,2024

ADR - Security represented is held by the custodian in the form of American Depositary Receipts.

In accordance with U.S. GAAP, "fair value" is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurementsfor disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following summarizes the inputs used to value the Fund’s investments as of December 31, 2024:

	Level 1	Level 2	Level 3
		Other	Significant
		Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
COMMON STOCK		$11,981,315		$11,981,315
DEBT SECURITIES		$631,031		$631,031
MONEY MARKET FUND		$2,380,330		$2,380,330
TOTAL INVESTMENTS		$14,992,676		$14,992,676

The cost of investments for Federal income tax purposes has been estimated a/o December 31, 2024 since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $16,377,241, and the related net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$534,472
Gross unrealized depreciation	(1,919,037)
Net unrealized appreciation	$(1,384,565)